Financial instruments - fair values and risk management - Financial assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets		$ 32,721
Financial assets at amortized cost
Disclosure of financial assets [line items]
Financial assets	$ 160,493	168,029	$ 184,600
Financial assets at amortized cost | Trade receivables
Disclosure of financial assets [line items]
Financial assets	37,001	41,874	41,675
Financial assets at amortized cost | Cash
Disclosure of financial assets [line items]
Financial assets	68,581	86,774	142,802
Financial assets at amortized cost | Loans receivable
Disclosure of financial assets [line items]
Financial assets	478	3,834	$ 123
Financial assets at amortized cost | Other investments - current
Disclosure of financial assets [line items]
Financial assets	54,433	35,547
Financial assets measured at fair value
Disclosure of financial assets [line items]
Financial assets	33,408	32,721
Financial assets measured at fair value | Other investments - current
Disclosure of financial assets [line items]
Financial assets	14,875	14,818
Financial assets measured at fair value | Other investments - non-current
Disclosure of financial assets [line items]
Financial assets	15,441	14,934
Fair value through other comprehensive income | Other investments - non-current
Disclosure of financial assets [line items]
Financial assets	$ 3,092	$ 2,969